Other Information by Nature (Details) € in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) employee	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 employee
Other information [Line Items]
Depreciation and amortization	€ (108,548)	€ (86,983)
Personnel costs	€ (261,166)	(231,158)
Number of employees | employee	7,448		7,201
Cost of sales
Other information [Line Items]
Depreciation and amortization	€ (7,880)	(7,417)
Personnel costs	(70,063)	(65,925)
Selling, general and administrative expenses
Other information [Line Items]
Depreciation and amortization	(99,419)	(78,738)
Personnel costs	(185,050)	(160,309)
Marketing expenses
Other information [Line Items]
Depreciation and amortization	(1,249)	(828)
Personnel costs	€ (6,053)	€ (4,924)